Note 21. Stock-Based Compensation (Detail) - Liability and Expense Related to MTIP Plans: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Liability	$ 195	[1]	$ 508	[1]
(Income) Expense	(57)	[2]	(197)	[2]	10,061	[2]
2006 MTIP Plan[Member]
Liability	195		508
(Income) Expense	(57)		(197)		(28)
2008 MTIP Plan [Member]
(Income) Expense					3,988
2009 MTIP Plan [Member]
(Income) Expense					$ 6,101

[1]	The MTIP liability is included in the employee-related accruals in accrued liabilities in the consolidated statements of financial position (Note 10).
[2]	The MTIP (income) expense for the year ended October 31, 2012 is $(0.1) million (2011 - $(0.2) million; 2010 - $10.1 million), of which $(0.1) million (2011 - $(0.2); 2010 - $0) is included in selling, general and administration expenses. MTIP (income) expense for fiscal 2010 also included $5.6 million in restructuring charges (Note 17) and $4.5 million in "Loss from discontinued operations, net of income taxes".